SCHEDULE OF CLASS OF WARRANT (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of warrants issued	11,677,147
Weighted-average exercise price	$ 3.53
Number of warrants exercised	(2,103,249)
Number of warrants outstanding	9,573,898	4,649,952	4,649,952
Pre-IPO Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,900,904
Weighted-average exercise price	$ 5.31
Number of warrants exercised
Number of warrants outstanding	2,900,904
IPO Tradeable [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	2,326,835
Weighted-average exercise price	$ 3.06
Number of warrants exercised	(725,576)
Number of warrants outstanding	1,601,259
IPO Non-tradable [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	3,015,464
Weighted-average exercise price	$ 3.06
Number of warrants exercised	(310,910)
Number of warrants outstanding	2,704,554
Direct Offering March 8, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	1,600,000
Weighted-average exercise price	$ 1.64
Number of warrants exercised	(1,066,763)
Number of warrants outstanding	533,237
Placement Agent Direct Offering March 8, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	32,000
Weighted-average exercise price	$ 1.64
Number of warrants outstanding	32,000
Inducement Direct Offering August Five Twenty Twenty Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	1,752,082
Weighted-average exercise price	$ 1.50
Number of warrants exercised
Number of warrants outstanding	1,752,082
Placement Agent Direct Offering August Five Twenty Twenty Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued	49,862
Weighted-average exercise price	$ 1.50
Number of warrants exercised
Number of warrants outstanding	49,862